Summary of significant accounting policies - others (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Impairment of long-lived assets
Impairment loss of long-lived assets	¥ 0	¥ 0	¥ 0
Sales and marketing expenses
Advertising expenditure	¥ 1,085,314
Capital lease obligations
Capital Lease Obligations		0	0
Segment reporting
Number of reportable segments | segment	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%
Profit appropriation to reserve funds	¥ 0	0	0
Predecessor
Sales and marketing expenses
Advertising expenditure		¥ 285,288	¥ 201,727